SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Schedule of significant mining properties and entities

			As at
			December 31,	December 31,
Entity	Property	Location	2025	2024
Subsidiaries (Consolidated):
Tasiast Mauritanie Ltd. S.A.	Tasiast	Mauritania	100%	100%
Kinross Brasil Mineração S.A.	Paracatu	Brazil	100%	100%
Compania Minera Mantos de Oro	La Coipa and Lobo-Marte	Chile	100%	100%
Fairbanks Gold Mining, Inc.	Fort Knox	USA	100%	100%
Peak Gold, LLC	Manh Choh	USA	70%	70%
Round Mountain Gold Corporation / KG Mining (Round Mountain) Inc.	Round Mountain	USA	100%	100%
KG Mining (Bald Mountain) Inc.	Bald Mountain	USA	100%	100%
Great Bear Resources Ltd.	Great Bear	Canada	100%	100%
Compania Minera Maricunga (“CMM”)	Maricunga	Chile	100%	100%
Echo Bay Minerals Company / Echo Bay Exploration Inc.	Kettle River - Curlew	USA	100%	100%
Interest in joint venture (Equity accounted):
Sociedad Contractual Minera Puren	Puren	Chile	65%	65%